Parent Company Only Condensed Financial Information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Parent Company Only Condensed Financial Information [Abstract]
Total original investment into joint ventures	$ 1,285	$ 2,184
Incentive payment recognized as income	$ 265	$ 223